Taxes on Income (Narrative) (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 USD ($)
Taxes On Income [Line Items]
Period of tax exemption	2 years
Consolidated global revenues | €	€ 750
Experation period since approval	14 years
Experation period since enterpise began operating	12 years
Effective corporate income tax rate	23.00%	23.00%	23.00%
Valuation allowance		$ 104,707		$ 109,104
Net operating losses				261,990
Capital loss				8,521
Unrecognized tax benefits		$ 3,351	$ 2,721	$ 4,030	$ 2,021
First two years [Member] | Minimum [Member]
Taxes On Income [Line Items]
Foreign investors' company tax benefits pecent	10.00%
First two years [Member] | Maximum [Member]
Taxes On Income [Line Items]
Foreign investors' company tax benefits pecent	25.00%
Preferred Technological Enterprise income [Member]
Taxes On Income [Line Items]
Tax rate reduction percent	12.00%
Law For Encouragement Of Industry Taxes [Member]
Taxes On Income [Line Items]
Industrial company defined as a company resident in Israel based on minimum percentage of income derived from an industrial enterprise owned by it				90.00%
Amortization period for deferred stock issuance costs	3 years
NORWAY
Taxes On Income [Line Items]
Net operating losses				$ 12,061
BRAZIL
Taxes On Income [Line Items]
Net operating losses				$ 28,826
Annual limit against taxable income				30.00%